Schedule of Future Minimum Payment Under Bank and Other Borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025		$ 94,204
2026		49,205
2027		9,501
2028		10,138
2029		10,817
Thereafter		18,513
Total bank and other borrowings		$ 192,378	$ 785,315